                                   SUPPLEMENT
                TO THE PROSPECTUS, DATED APRIL 30, 1997, FOR THE
                SCHWAB NEW YORK MUNICIPAL MONEY FUND-SWEEP SHARES

The following replaces the ninth and tenth paragraphs in the "Investing in Shares of the Fund" section of the prospectus:

Schwab accounts opened prior to January 15, 1998 require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts opened prior to January 15, 1998 require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Effective January 15, 1998, Schwab accounts will not be available, and Schwab One(R) accounts will be available with a new minimum initial investment requirement of $2,500. Additionally, the account fees for existing Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.

The following replaces the first, second and third paragraphs under the heading "How to Buy Shares" in the "Investing in Shares of the Fund" section of the prospectus:

AUTOMATIC INVESTMENT. When opening a Schwab One account, investors with combined household accounts at Schwab of at least $10,000 may chose Sweep Shares of the Fund as their primary fund, and free credit balances in their Schwab One account will be invested automatically in Sweep Shares of the Fund according to the terms and conditions of the account agreement. Shares will be sold as necessary to settle any negative cash balance in the Schwab One account. Existing Schwab accounts with primary funds previously selected will not be subject to the $10,000 household minimum requirement in order maintain or change their primary fund.

DIRECT PURCHASE. Shares of the Fund may be bought (even if it is not a primary fund) in several ways. The minimum initial investment in Sweep Shares of the Fund through direct purchase is $1,000. Subsequent direct purchases must be in amounts of at least $100.

TF5350 (1/15/98)

                                   SUPPLEMENT
                    TO THE PROSPECTUS, DATED APRIL 30, 1997,
                     FOR THE VALUE ADVANTAGE INVESTMENTS(R)
             SCHWAB MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)
        SCHWAB CALIFORNIA MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)
         SCHWAB NEW YORK MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)

The following replaces the eighth and ninth paragraphs in the "Investing in Shares of the Funds" section of the prospectus:

Schwab accounts opened prior to January 15, 1998 require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts opened prior to January 15, 1998 require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Effective January 15, 1998, Schwab accounts will not be available, and Schwab One(R) accounts will be available with a new minimum initial investment requirement of $2,500. Additionally, the account fees for existing Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.

TF5351 (1/15/98)

                                   SUPPLEMENT
                    TO THE PROSPECTUS, DATED APRIL 30, 1997,
                  FOR THE SCHWAB VALUE ADVANTAGE MONEY FUND(R)
                                 INVESTOR SHARES

The following replaces the eighth and ninth paragraphs in the "Investing in Shares of the Fund" section of the prospectus:

Schwab accounts opened prior to January 15, 1998 require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts opened prior to January 15, 1998 require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Effective January 15, 1998, Schwab accounts will not be available, and Schwab One(R) accounts will be available with a new minimum initial investment requirement of $2,500. Additionally, the account fees for existing Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.

TF5352 (1/15/98)

             SUPPLEMENT TO THE PROSPECTUS, DATED APRIL 30, 1997 AS
                       AMENDED OCTOBER 17, 1997, FOR THE
                    SCHWAB MONEY FUNDS-SWEEP INVESTMENTS(TM)
                            SCHWAB MONEY MARKET FUND
                          SCHWAB GOVERNMENT MONEY FUND
                         SCHWAB U.S. TREASURY MONEY FUND
                    SCHWAB MUNICIPAL MONEY FUND-SWEEP SHARES
                 SCHWAB VALUE ADVANTAGE MONEY FUND-SWEEP SHARES

The fifteenth paragraph in the "Key Features" section of the prospectus is deleted.

The following replaces the ninth and tenth paragraphs in the "Investing in Shares of the Funds" section of the prospectus:

Schwab accounts opened prior to January 15, 1998 require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts opened prior to January 15, 1998 require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Effective January 15, 1998, Schwab accounts will not be available, and Schwab One(R) accounts will be available with a new minimum initial investment requirement of $2,500. Additionally, the account fees for existing Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.

The following information replaces the third, fourth and fifth paragraphs under the heading "How to Buy Shares" in the "Investing in Shares of the Funds" section of the prospectus:

AUTOMATIC INVESTMENT. When opening a Schwab One account, investors with combined household accounts at Schwab of at least $25,000 may chose a Fund ($10,000 for Schwab Municipal Money Fund) as their primary fund, and free credit balances in their Schwab One account will be invested automatically in Sweep Shares of the Fund according to the terms and conditions of the account agreement. Shares will be sold as necessary to settle any negative cash balance in the Schwab One account. Existing Schwab accounts with primary funds previously selected will not be subject to the $25,000 (or $10,000) household minimum requirement in order maintain or change their primary fund.

DIRECT PURCHASE. Shares may be bought (even if it is not a primary fund) in several ways. The minimum initial investment through direct purchase is $1,000 ($25,000 for Schwab Value Advantage Money Fund). Subsequent direct purchases must be in amounts of at least $100 ($5,000 for Schwab Value Advantage Money
Fund).

The eleventh, twelfth and thirteenth paragraphs under the heading "How to Buy Shares" in the "Investing in Shares of the Fund" section of the prospectus are deleted.

The fifth paragraph under the heading "Methods of Selling or Exchanging Shares" in the "Investing in Shares of the Funds" section of the prospectus is deleted.

TF5353 (1/15/98)

                                   SUPPLEMENT
                TO THE PROSPECTUS, DATED APRIL 30, 1997, FOR THE
               SCHWAB CALIFORNIA MUNICIPAL MONEY FUND-SWEEP SHARES

The following replaces the ninth and tenth paragraphs in the "Investing in Shares of the Fund" section of the prospectus:

Schwab accounts opened prior to January 15, 1998 require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts opened prior to January 15, 1998 require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Effective January 15, 1998, Schwab accounts will not be available, and Schwab One(R) accounts will be available with a new minimum initial investment requirement of $2,500. Additionally, the account fees for existing Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.

The following replaces the first, second and third paragraphs under the heading "How to Buy Shares" in the "Investing in Shares of the Fund" section of the prospectus:

AUTOMATIC INVESTMENT. When opening a Schwab One account, investors with combined household accounts at Schwab of at least $10,000 may chose Sweep Shares of the Fund as their primary fund, and free credit balances in their Schwab One account will be invested automatically in Sweep Shares of the Fund according to the terms and conditions of the account agreement. Shares will be sold as necessary to settle any negative cash balance in the Schwab One account. Existing Schwab accounts with primary funds previously selected will not be subject to the $10,000 household minimum requirement in order maintain or change their primary fund.

DIRECT PURCHASE. Shares of the Fund may be bought (even if it is not a primary fund) in several ways. The minimum initial investment in Sweep Shares of the Fund through direct purchase is $1,000. Subsequent direct purchases must be in amounts of at least $100.

The ninth paragraph under the heading "How to Buy Shares" in the "Investing in Shares of the Fund" section of the prospectus is deleted.

TF5355 (1/15/98)